Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$1,089	$1,271,128

Total Tax-Exempt Mortgage-Backed Securities — 0.4% (identified cost $1,234,203)		$1,271,128

Tax-Exempt Municipal Obligations — 105.3%

Security	Principal Amount (000’s omitted)	Value
Education — 5.3%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/41(1)	$245	$270,605
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/38	315	381,446
4.00%, 7/1/39	380	458,702
4.00%, 7/1/42	860	1,032,671
5.00%, 7/1/32	175	230,165
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,887,500
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	875	1,011,701
5.00%, 7/1/40	900	1,148,607
District of Columbia, (KIPP DC):
4.00%, 7/1/39	100	112,997
4.00%, 7/1/44	100	112,300
4.00%, 7/1/49	135	151,003
Erie Higher Education Building Authority, PA, (Gannon University):
5.00%, 5/1/22	100	103,631
5.00%, 5/1/24	120	133,856
5.00%, 5/1/26	125	147,933
5.00%, 5/1/30	390	492,632
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	200	217,054
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,133,058
Pima County Community College District, AZ, 5.00%, 7/1/35	725	907,867
University of California, 5.25%, 5/15/35	3,555	4,044,736

		$18,978,464

Electric Utilities — 4.1%
Delaware Municipal Electric Corp., (Beasley Power Station):
4.00%, 7/1/35	$310	$378,572
5.00%, 7/1/32	470	628,912
5.00%, 7/1/33	400	532,996
5.00%, 7/1/34	440	583,995

Security	Principal Amount (000’s omitted)	Value
Florida Municipal Power Agency, 3.00%, 10/1/33	$1,750	$1,928,325
Long Island Power Authority, NY, Electric System Revenue, 1.00%, 9/1/25	1,800	1,821,492
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,260,620
New York Power Authority:
4.00%, 11/15/45	2,285	2,733,317
4.00%, 11/15/50	715	851,286
Northern Municipal Power Agency, MN:
5.00%, 1/1/31	200	237,100
5.00%, 1/1/35	170	199,833
5.00%, 1/1/36	160	187,675
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,228,446

		$14,572,569

Escrowed/Prerefunded — 6.4%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31	$1,325	$1,333,069
Foothill-De Anza Community College District, CA:
Prerefunded to 8/1/24, 5.00%, 8/1/34	1,150	1,318,279
Prerefunded to 8/1/24, 5.00%, 8/1/36	1,150	1,318,280
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,260,864
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,208,441
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,765,033
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,096,070
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,050	1,064,354
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,996,520
West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,181,980

		$22,542,890

General Obligations — 17.2%
California:
5.00%, 4/1/35	$2,125	$2,382,890
5.25%, 10/1/29	560	567,000
5.25%, 10/1/32	3,480	3,523,291
Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/41	1,000	1,126,750
Chandler Unified School District No. 80, AZ:
4.00%, 7/1/32	450	559,341
4.00%, 7/1/33	1,000	1,239,030
Chicago Board of Education, IL:
5.00%, 12/1/21	230	234,418
5.00%, 12/1/42	260	273,468
5.00%, 12/1/44	1,405	1,700,205
Chicago, IL:
5.00%, 1/1/39	1,400	1,732,416
5.00%, 1/1/44	1,490	1,828,245
Corpus Christi Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/45	150	181,155
District of Columbia, 5.00%, 6/1/37(2)	7,000	8,636,880
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,157,080
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	611,333

Security	Principal Amount (000’s omitted)	Value
Illinois:
4.00%, 6/1/33	$1,000	$1,109,540
4.00%, 11/1/40	1,000	1,152,690
5.00%, 5/1/35	2,000	2,198,760
5.50%, 5/1/39	205	265,715
5.75%, 5/1/45	210	272,712
Johnson County Unified School District No. 512, KS, 3.00%, 10/1/38	5,000	5,610,100
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,974,663
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,472,800
New York, NY, 4.00%, 8/1/42(2)	7,000	8,236,340
Prince George’s County, MD, 4.00%, 7/1/32	1,500	1,909,185
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,204,848
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,273,030
Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,415,651
University of Connecticut, 5.00%, 2/15/32	650	723,840
Washington, 5.00%, 6/1/38	710	928,573
Will County, IL, Green Bonds:
4.00%, 11/15/32	750	915,878
4.00%, 11/15/33	535	651,245

		$61,069,072

Hospital — 11.4%
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	$1,720	$1,882,334
5.00%, 7/1/37	2,300	2,511,255
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,420,750
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,454,175
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51(3)	4,000	4,307,760
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,335,640
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	4,528,444
5.00%, 6/1/37	1,000	1,211,320
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	598,941
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,385,671
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,633,780
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 4.00%, 6/1/39(3)	1,070	1,281,389
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,931,800
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
5.00%, 8/15/23(3)	500	526,390
5.00%, 8/15/24(3)	550	601,051
5.00%, 8/15/25(3)	500	564,490
5.00%, 8/15/26(3)	600	696,876
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	5,000	5,535,900

		$40,407,966

Security	Principal Amount (000’s omitted)	Value
Housing — 1.0%
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$1,267,400
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	597,850
5.00%, 7/1/42	1,250	1,476,712
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	285	285,000

		$3,626,962

Insured-Education — 1.0%
Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$1,209,189
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,261,192

		$3,470,381

Insured-Electric Utilities — 1.8%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,532,517
Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	1,000	1,177,440
Texas Municipal Power Agency, (AGM), 2.00%, 9/1/33(3)	2,790	2,794,436

		$6,504,393

Insured-Escrowed/Prerefunded — 1.9%
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$5,059,061
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,559,735

		$6,618,796

Insured-General Obligations — 2.6%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$163,388
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	578,548
McCook, IL:
(AGM), 4.00%, 12/1/29	240	285,970
(AGM), 4.00%, 12/1/30	200	236,966
(AGM), 4.00%, 12/1/33	500	587,530
(AGM), 4.00%, 12/1/34	190	222,828
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,722,825
Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,005	1,197,417
Santa Rosa High School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,135	1,357,074
Yonkers, NY:
(AGM), 4.00%, 2/15/35	800	964,984
(AGM), 5.00%, 2/15/31	810	1,084,323
(AGM), 5.00%, 2/15/33	720	951,336

		$9,353,189

Insured-Housing — 0.1%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:
(BAM), 3.00%, 5/15/51	$90	$96,791
(BAM), 4.00%, 5/15/46	90	107,848

		$204,639

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 2.0%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$7,184,262

		$7,184,262

Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,390,528
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38	555	604,328

		$6,994,856

Insured-Special Tax Revenue — 3.4%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$7,481,760
(NPFG), 5.50%, 1/1/30	2,565	3,421,197
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,279,443

		$12,182,400

Insured-Transportation — 8.4%
Chicago, IL, (O’Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$1,068,450
(AGM), 5.125%, 1/1/31	1,000	1,070,000
(AGM), 5.25%, 1/1/32	785	842,030
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,396,952
Metropolitan Transportation Authority, NY, Green Bonds:
(AGM), 4.00%, 11/15/46	1,195	1,385,985
(AGM), 5.00%, 11/15/44	1,675	2,076,045
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,650,791
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,283,362

		$29,773,615

Insured-Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$741,991
(AGM), 5.00%, 7/1/33	565	639,676
(AGM), 5.00%, 7/1/35	280	316,380
(AGM), 5.00%, 7/1/37	565	637,151

		$2,335,198

Lease Revenue/Certificates of Participation — 3.0%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,200	$1,349,568
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/34	500	598,625
4.00%, 6/15/35	400	477,728
4.00%, 6/15/38	600	712,176
4.00%, 6/15/39	650	769,652
4.00%, 6/15/40	700	827,414
4.00%, 6/15/46	315	367,507
5.00%, 6/15/37	3,000	3,729,000
Palm Beach County, FL, Public Improvement Revenue, 4.00%, 12/1/38	1,430	1,763,004

		$10,594,674

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.4%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$216,000
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,102,253

		$1,318,253

Senior Living/Life Care — 3.9%
California Public Finance Authority, (Enso Village), Green Bonds:
2.375%, 11/15/28(1)	$140	$142,015
5.00%, 11/15/36(1)	140	166,676
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	280,238
5.625%, 7/1/46(1)	360	383,566
5.75%, 7/1/54(1)	775	826,878
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster):
4.00%, 11/1/49(3)	535	607,193
4.00%, 11/1/55(3)	415	468,103
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/39	570	608,087
7.50%, 6/1/49	2,690	2,872,463
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,869,048
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
6.00%, 12/1/32	160	162,085
6.25%, 12/1/42	660	668,144
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/32(1)	1,575	1,844,073
5.00%, 1/1/38(1)	2,325	2,700,022
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	245	281,730

		$13,880,321

Special Tax Revenue — 5.7%
Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$4,233,460
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,360,380
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	135,032
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	2,490	2,959,066
4.00%, 5/1/41	3,325	3,931,114
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/36	1,500	1,820,955
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/34	3,065	3,745,675
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	890	895,750
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/38	1,000	1,201,080

		$20,282,512

Transportation — 15.8%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$1,945,235
Charlotte, NC, (Charlotte Douglas International Airport):
4.00%, 7/1/35	1,500	1,864,680
4.00%, 7/1/36	1,790	2,218,687
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/35	2,500	2,981,975
4.00%, 1/1/36	2,750	3,269,612

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$1,100	$1,224,663
5.25%, 11/1/31	1,455	1,619,168
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,168,882
Memphis-Shelby County Airport Authority, TN:
4.00%, 7/1/37	500	603,570
4.00%, 7/1/38	375	451,650
4.00%, 7/1/39	500	600,765
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	3,026,459
New Jersey Transportation Trust Fund Authority, (Transportation Program):
3.00%, 6/15/50	120	125,873
4.00%, 6/15/39	2,750	3,256,220
4.00%, 6/15/40	1,665	1,968,213
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,885,033
New York Thruway Authority:
5.00%, 1/1/38	2,000	2,568,160
5.00%, 1/1/46	875	1,027,364
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/40	3,000	3,612,570
4.00%, 12/1/41	2,900	3,485,887
North Texas Tollway Authority, 4.00%, 1/1/39	2,530	3,058,694
Philadelphia, PA, Airport Revenue, 4.00%, 7/1/40	5,000	5,997,550
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,956,592
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	275	323,722
4.00%, 12/31/38	510	599,066
4.00%, 12/31/39	265	310,575
5.00%, 12/31/35	355	452,334
Texas Transportation Commission, 0.00%, 8/1/40	1,000	485,870

		$56,089,069

Water and Sewer — 7.2%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(2)	$6,990	$8,730,720
Carroll County Water Authority, GA:
4.00%, 7/1/30	785	973,023
4.00%, 7/1/31	345	434,514
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,331,030
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/32	1,375	1,692,432
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	4,000	4,730,040
5.00%, 6/15/48	4,400	5,355,372
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	1,000	1,226,550
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	1,000	1,212,500

		$25,686,181

Security	Principal Amount (000’s omitted)	Value
Total Tax-Exempt Municipal Obligations — 105.3% (identified cost $343,893,934)		$373,670,662

Total Investments — 105.7% (identified cost $345,128,137)		$374,941,790

Other Assets, Less Liabilities — (5.7)%		$(20,188,596)

Net Assets — 100.0%		$354,753,194

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.6%
California	12.7%
Texas	10.3%
Others, representing less than 10% individually	66.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 22.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 14.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $6,895,803 or 1.9% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued/delayed delivery security.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$—	$1,271,128	$—	$1,271,128
Tax-Exempt Municipal Obligations	—	373,670,662	—	373,670,662
Total Investments	$—	$374,941,790	$—	$374,941,790

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.